Components of Income Tax Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of income before income tax expense:
Domestic	$ 369,888	$ 328,052	$ 319,709
Foreign	23,041	24,424	33,164
Income before income taxes and equity in income of equity investments	$ 392,929	$ 352,476	$ 352,873